Fair Value Measurements	6 Months Ended	12 Months Ended
	Aug. 31, 2020	Feb. 29, 2020
Fair Value Measurements
Fair Value Measurements

(5)   Fair Value Measurements

The following table sets forth the fair value of the Company’s financial assets and within the fair value hierarchy:

	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$21,332	$—	$—	$21,332
Certificates of deposit	$5,000	$—	$—	$5,000

	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$212,221	$—	$—	$212,221

Also, the carrying value of the Company’s debt approximates fair value based on interest rates available for debt with similar terms at February 29, 2020.

(6) Fair Value Measurements

The following table sets forth the fair value of the Company’s financial assets and within the fair value hierarchy:

	February 28, 2019
	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$28,661	$—	$—	$28,661

	February 29, 2020
	Level 1	Level 2	Level 3	Fair Value
Assets
Cash equivalents:
Money market funds	$21,332	$—	$—	$21,332

Also, the carrying value of the Company’s debt approximates fair value based on interest rates available for debt with similar terms at February 28, 2019 and February 29, 2020.